Accounts receivable	14 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Accounts receivable	Accounts receivable

As at	December 31, 2022	October 31, 2022
Trade receivables	$4.3	$1.5
Total accounts receivable	4.3	1.5

Non-trade receivables	$3.5	$2.1
Sales taxes receivable	4.1	3.7
Other	2.4	2.0
Total other receivables	$10.0	$7.8
Other receivables consist principally of interest receivable.

Aging Summary
As at	December 31, 2022	October 31, 2022
Current	$3.3	$0.3
1-30 days	0.5	0.6
31-60 days	—	0.3
61-90 days	0.3	0.1
91 days and over	0.2	0.2
Total accounts receivable	$4.3	$1.5

For product revenue, the Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements, which is based on the initial assay results and market prices of certain constituent metals on the date control is transferred to the customer. For the two months ended December 31, 2022, the fair value gain arising from changes in estimates was $2.3 million (2021: fair value gain of $1.2 million), which is included in the respective accounts receivable balances. Refer to Note 3 for additional details on product revenue and fair value adjustments recognized in the period.

The Company assesses the need for allowances related to credit loss for service related receivables based on its past experience, the credit ratings of its existing customer and economic trends. For the two months ended December 31, 2022, the Company recorded a $nil credit allowance (2021:$nil).

The Company's revenue primarily comes from three key customers, as shown in the table below. The Company's remaining customers do not make up significant percentages of these balances. For additional details on product sales and fair value adjustments recognized in the period, refer to Note 3.

Revenue
For the two months ended December 31,	2022	2021
Customer A	10.3%	36.9%
Customer B	62.1%	56.1%
Customer C	26.2%	0.0%

Trade Accounts Receivable
As at	December 31, 2022	October 31, 2022
Customer A	17.3%	18.3%
Customer B	43.8%	42.8%
Customer C	27.8%	0.0%